Commitment and Contingencies (Details)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Nov. 30, 2015 USD ($) shares	Apr. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Feb. 01, 2022 USD ($)	Aug. 31, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Rent expense				$ 10,000	$ 10,000
Subsequent event
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Sublease minimum payments due						$ 100,000
Series A Preferred Stock
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Temporary equity new shares issued (in shares) | shares			738,445	738,445	132,537
Temporary equity, stock issued for services (in shares) | shares				418,559
Temporary equity, stock issued for services				$ 2,837,832
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Percentage of payments as to credits accounts payable		0.50
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Minimum
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment		$ 10,000
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Maximum
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment		$ 200,000
Drexel University | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Redeemable Common Stock
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Temporary equity new shares issued (in shares) | shares		16,666
Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Maximum obligation amount	$ 800,000
Quarterly sales payment due upon completion, percentage	1.00%
Quarterly sales payment due upon completion, period of payment	15 years
Number of securities called by warrants (in shares) | shares							111,576
Warrant exercise price (in dollars per share) | $ / shares							$ 7.17
Warrant fair value							$ 400,000	$ 400,000
Research and development				800,000
Integral | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Maximum obligation amount				$ 300,000
Maximum development and regulatory milestone payments			$ 55,300,000
Maximum sales milestone payments			$ 130,000,000
Tiered royalty payment, percent (up to)			12.00%
Integral | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement | Series A Preferred Stock
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Temporary equity, stock issued for services (in shares) | shares				418,559
Temporary equity, stock issued for services				$ 2,800,000
Scale-up, 100 kilograms of GMP-grade compound | Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment	$ 2,000,000
Scale-up, 300 kilograms of GMP-grade compound | Tyligand | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Milestone payment	$ 3,000,000